Information by segment and main country - Reconciliation from net income to Adjusted EBITA (Detail) - EUR (€) € in Millions			12 Months Ended
		Dec. 31, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Information by segment and main country - Text Details (Detail) [Line Items]
Net income	[1],[3]		€ 1,173	[2]	€ 1,097	[2]	€ 1,870
Profit (loss) from discontinued operations	[3]		(19)	[2],[4]	(213)	[2],[4]	843	[1],[5]
Tax expense (income)	[1]		337		193		349
Share of profit (loss) of associates and joint ventures accounted for using equity method	[1]		1		(2)		(4)
Finance costs	[1]		233		264		263
Finance income	[1]		117		51		126
Income from operations	[1]		1,644		1,719		1,517
Amortization of acquired intangible assets	[1]		350	[2]	347	[2]	260
Impairment loss recognised in profit or loss, goodwill		€ 97	97	[1],[2]			9	[1]
Earnings before interest, taxes and amortization, total	[1]		2,091		2,066		1,787
Restructuring and acquisition-related charges	[1]		318	[2]	258	[2]	316
Other items	[1]		153	[2]	41	[2]	50
Adjusted EBITA	[6]		2,563	[1]	2,366	[1]	2,153	[7]
Connected Care [Member]
Information by segment and main country - Text Details (Detail) [Line Items]
Income from operations	[1]		267		399		424
Amortization of acquired intangible assets	[1]		141		140		138
Impairment loss recognised in profit or loss, goodwill	[1]		78
Earnings before interest, taxes and amortization, total	[1]		486		539		562
Restructuring and acquisition-related charges	[1]		64		66		91
Other items	[1]		67		56		31
Adjusted EBITA	[6]		618	[1]	662	[7]	684	[7]
Diagnosis & Treatment [Member]
Information by segment and main country - Text Details (Detail) [Line Items]
Income from operations	[1]		660		629		512
Amortization of acquired intangible assets	[1]		177		98		57
Impairment loss recognised in profit or loss, goodwill	[1]		19
Earnings before interest, taxes and amortization, total	[1]		856		727		568
Restructuring and acquisition-related charges	[1]		149		146		156
Other items	[1]		73		0		22
Adjusted EBITA	[1],[6]		1,078	[8]	872		747
Other [Member]
Information by segment and main country - Text Details (Detail) [Line Items]
Income from operations	[1]		(127)		(105)		(252)
Amortization of acquired intangible assets	[1]		8		79		26
Impairment loss recognised in profit or loss, goodwill	[1]						9
Earnings before interest, taxes and amortization, total	[1]		(119)		(27)		(217)
Restructuring and acquisition-related charges	[1]		54		31		64
Other items	[1]		(11)		(33)		(3)
Adjusted EBITA	[6]		(76)	[7]	(28)	[7]	(157)	[1]
Personal Health [Member]
Information by segment and main country - Text Details (Detail) [Line Items]
Income from operations	[1]		844		796		834
Amortization of acquired intangible assets	[1]		25		31		39
Earnings before interest, taxes and amortization, total	[1]		869		827		873
Restructuring and acquisition-related charges	[1]		50		15		6
Other items	[1]		23		18
Adjusted EBITA	[6]		€ 943	[1]	€ 860	[1]	€ 879	[7]

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[3]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items
[4]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[5]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[6]	For reconciliation Adjusted EBITA, refer to the table below.
[7]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[8]	In 2019 Philips’ Emerging Businesses were moved out of segment Other into segment Diagnosis & Treatment to enable these businesses with better access to downstream capabilities. While these businesses remain in (semi-)incubator phase, in 2019 they received a corporate funding out of segment Other of EUR 54 million to support them during their emerging idea-to-market business phase.